Note 7 - Due to Related Parties (Details) - Amounts Due to Related Parties	Nov. 30, 2014 USD ($)		Nov. 30, 2013 USD ($)		Nov. 30, 2014 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)	Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD	Nov. 30, 2014 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)		Nov. 30, 2013 Unsecured Convertible Debentures [Member] USD ($)
Related Party Transaction [Line Items]
Promissory note payable to two directors and officers of the Company, unsecured, 6% annual interest rate on the outstanding loan balance (i) (2014 - C$Nil; 2013 - C$778,491)			$ 759,564		[1]	$ 733,042	[1]	778,491				$ 759,564
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms(ii) (2014 - C$Nil; 2013 - $28,167)									[2]	26,522	[2]
			759,564		[1]	733,042	[1]	778,491				759,564
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly(iii)	$ 1,377,302	[3]	$ 2,105,406	[3]

[1]	The promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note"), principal shareholders, directors and executive officers of the Company was amended effective October 22, 2009 ("effective date"), to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the proceeds from the transactions completed in February 2011, March 2012, March 2013 and July 2013 (Note 10) and/or amounts received by IPC Corp for scientific research tax credits of IPC Corp and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2014, the entire outstanding related party loan principal in the amount of $665,226 (C$736,685) was repaid (2013 - $Nil; 2012 -$Nil) and interest payments of $48,545 (C$53,762) (2013 - $16,640; 2012 - $39,173) in respect of the Promissory Note was made by the Company in accordance with the terms of the IPC Arrangement Agreement.
[2]	During the year ended November 30, 2014, the note payable was repaid.
[3]	On January 10, 2013, the Company completed a private placement financing of the Debenture, which had an original maturity date of January 1, 2015. The Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company purchased the Debenture and provided the Company with the $1.5 million of the proceeds for the Debenture. The conversion price of the Debenture is in U.S. dollars and at issuance IPC's functional currency at the time of issuance was Canadian dollars. Under U.S. GAAP where the conversion price of the Debenture is denominated in a currency other than an entity's functional currency, the conversion option meets the definition of an embedded derivative. The conversion option was bifurcated from its host contract and the fair value of the conversion option characterized as an embedded derivative upon issuance. The embedded derivative is presented together on a combined basis with the host contract. The derivative is re-measured at the end of every reporting period with the change in value reported in the consolidated statements of operations and comprehensive loss. The proceeds received from the Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the Debenture using the imputed rate of interest. Effective December 1, 2013, the Company changed its functional currency such that the conversion option no longer meets the criteria for bifurcation and was prospectively reclassified to equity under ASC 815. The conversion option value at December 1, 2013 of $728,950 was reclassified from convertible debenture to additional paid-in capital. Effective October 1, 2014, the maturity date of the Debenture was extended to July 1, 2015. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using an imputed rate of interest. Accreted interest expense during the year ended November 30, 2014 is $127,261 (2013 - $96,556; 2012 -$Nil), and has been included in the consolidated statements of operations and comprehensive loss. In addition, the coupon interest on the Debenture for the year ended November 30, 2014 is $179,877 (2013 - $159,671; 2012 - $Nil), and has also been included in the consolidated statements of operations and comprehensive loss.